Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]
The table below presents the amortized cost, gross unrealized gains and losses in accumulated OCI, and fair value of debt and marketable equity securities at December 31, 2011 and 2010.

(Dollars in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale debt securities, December 31, 2011
U.S. Treasury and agency securities	$43,433	$242	$(811)	$42,864
Mortgage-backed securities:
Agency	138,073	4,511	(21)	142,563
Agency collateralized mortgage obligations	44,392	774	(167)	44,999
Non-agency residential (1)	14,948	301	(482)	14,767
Non-agency commercial	4,894	629	(1)	5,522
Non-U.S. securities	4,872	62	(14)	4,920
Corporate bonds	2,993	79	(37)	3,035
Other taxable securities, substantially all ABS	12,889	49	(60)	12,878
Total taxable securities	266,494	6,647	(1,593)	271,548
Tax-exempt securities	4,678	15	(90)	4,603
Total available-for-sale debt securities	$271,172	$6,662	$(1,683)	$276,151
Held-to-maturity debt securities (2)	35,265	181	(4)	35,442
Total debt securities	$306,437	$6,843	$(1,687)	$311,593
Available-for-sale marketable equity securities (3)	$65	$10	$(7)	$68
Available-for-sale debt securities, December 31, 2010
U.S. Treasury and agency securities	$49,413	$604	$(912)	$49,105
Mortgage-backed securities:
Agency	190,409	3,048	(2,240)	191,217
Agency collateralized mortgage obligations	36,639	401	(23)	37,017
Non-agency residential (1)	23,458	588	(929)	23,117
Non-agency commercial	6,167	686	(1)	6,852
Non-U.S. securities	4,054	92	(7)	4,139
Corporate bonds	5,157	144	(10)	5,291
Other taxable securities, substantially all ABS	15,514	39	(161)	15,392
Total taxable securities	330,811	5,602	(4,283)	332,130
Tax-exempt securities	5,687	32	(222)	5,497
Total available-for-sale debt securities	$336,498	$5,634	$(4,505)	$337,627
Held-to-maturity debt securities (2)	427	—	—	427
Total debt securities	$336,925	$5,634	$(4,505)	$338,054
Available-for-sale marketable equity securities (3)	$8,650	$10,628	$(13)	$19,265

(1)	At December 31, 2011 and 2010, includes approximately 89 percent and 90 percent prime bonds, nine percent and eight percent Alt-A bonds and two percent subprime bonds.

(2)	Substantially all U.S. agency securities.

(3)	Classified in other assets on the Corporation’s Consolidated Balance Sheet.

Corporation Recorded Other-Than-Temporary Impairment Losses on AFS Debt Securities
Balances in the table below exclude $9 million and $51 million of unrealized gains recorded in accumulated OCI related to these securities for 2011 and 2010.

Net Impairment Losses Recognized in Earnings

	2011
(Dollars in millions)	Non-agency Residential MBS	Non-agency Commercial MBS	Non-U.S. Securities	Corporate Bonds	Other Taxable Securities	Total
Total OTTI losses (unrealized and realized)	$(348)	$(10)	$—	$—	$(2)	$(360)
Unrealized OTTI losses recognized in accumulated OCI	61	—	—	—	—	61
Net impairment losses recognized in earnings	$(287)	$(10)	$—	$—	$(2)	$(299)

	2010
Total OTTI losses (unrealized and realized)	$(1,305)	$(19)	$(276)	$(6)	$(568)	$(2,174)
Unrealized OTTI losses recognized in accumulated OCI	817	15	16	2	357	1,207
Net impairment losses recognized in earnings	$(488)	$(4)	$(260)	$(4)	$(211)	$(967)

	2009
Total OTTI losses (unrealized and realized)	$(2,240)	$(6)	$(360)	$(87)	$(815)	$(3,508)
Unrealized OTTI losses recognized in accumulated OCI	672	—	—	—	—	672
Net impairment losses recognized in earnings	$(1,568)	$(6)	$(360)	$(87)	$(815)	$(2,836)

Credit Component Recognized in Earnings on Debt Securities for Which a Portion of the Other Than Temporary Loss Remains in OCI
The table below presents a rollforward of credit losses recognized in earnings on AFS debt securities these losses as of December 31, 2011 and 2010 that the Corporation does not have the intent to sell or will not more-likely-than-not be required to sell.

Rollforward of Credit Losses Recognized

(Dollars in millions)	2011	2010
Balance, January 1	$2,148	$3,155
Additions for credit losses recognized on debt securities that had no previous impairment losses	72	487
Additions for credit losses recognized on debt securities that had previously incurred impairment losses	149	421
Reductions for debt securities sold or intended to be sold	(2,059)	(1,915)
Balance, December 31	$310	$2,148

Significant Assumptions Used in the Valuation of Non-Agency Residential MBS
Significant assumptions used in the valuation of non-agency residential mortgage-backed securities (RMBS) were as follows at December 31, 2011.

Significant Valuation Assumptions

		Range (1)
	Weighted- average	10th Percentile (2)	90th Percentile (2)
Prepayment speed	10%	3%	22%
Loss severity	49	15	62
Life default rate	50	2	100

(1)	Represents the range of inputs/assumptions based upon the underlying collateral.

(2)	The value of a variable below which the indicated percentile of observations will fall.

Current Fair Value and Associated Gross Unrealized Losses on Investments

The table below presents the fair value and the associated gross unrealized losses on AFS securities with gross unrealized losses at December 31, 2011 and 2010, and whether these securities have had gross unrealized losses for less than twelve months or for twelve months or longer.

Temporarily impaired and Other-than-temporarily Impaired Securities

	Less than Twelve Months		Twelve Months or Longer		Total
(Dollars in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Temporarily impaired available-for-sale debt securities at December 31, 2011
U.S. Treasury and agency securities	$—	$—	$38,269	$(811)	$38,269	$(811)
Mortgage-backed securities:
Agency	4,679	(13)	474	(8)	5,153	(21)
Agency collateralized mortgage obligations	11,448	(134)	976	(33)	12,424	(167)
Non-agency residential	2,112	(59)	3,950	(350)	6,062	(409)
Non-agency commercial	55	(1)	—	—	55	(1)
Non-U.S. securities	1,008	(13)	165	(1)	1,173	(14)
Corporate bonds	415	(29)	111	(8)	526	(37)
Other taxable securities	4,210	(41)	1,361	(19)	5,571	(60)
Total taxable securities	$23,927	$(290)	$45,306	$(1,230)	$69,233	$(1,520)
Tax-exempt securities	1,117	(25)	2,754	(65)	3,871	(90)
Total temporarily impaired available-for-sale debt securities	25,044	(315)	48,060	(1,295)	73,104	(1,610)
Temporarily impaired available-for-sale marketable equity securities	31	(1)	6	(6)	37	(7)
Total temporarily impaired available-for-sale securities	25,075	(316)	48,066	(1,301)	73,141	(1,617)
Other-than-temporarily impaired available-for-sale debt securities (1)
Non-agency residential mortgage-backed securities	158	(28)	489	(45)	647	(73)
Total temporarily impaired and other-than-temporarily impaired securities (2)	$25,233	$(344)	$48,555	$(1,346)	$73,788	$(1,690)

Temporarily impaired available-for-sale debt securities at December 31, 2010
U.S. Treasury and agency securities	$27,384	$(763)	$2,382	$(149)	$29,766	$(912)
Mortgage-backed securities:
Agency	85,517	(2,240)	—	—	85,517	(2,240)
Agency collateralized mortgage obligations	3,220	(23)	—	—	3,220	(23)
Non-agency residential	6,385	(205)	2,245	(274)	8,630	(479)
Non-agency commercial	47	(1)	—	—	47	(1)
Non-U.S. securities	—	—	70	(7)	70	(7)
Corporate bonds	465	(9)	22	(1)	487	(10)
Other taxable securities	3,414	(38)	46	(7)	3,460	(45)
Total taxable securities	$126,432	$(3,279)	$4,765	$(438)	$131,197	$(3,717)
Tax-exempt securities	2,325	(95)	568	(119)	2,893	(214)
Total temporarily impaired available-for-sale debt securities	128,757	(3,374)	5,333	(557)	134,090	(3,931)
Temporarily impaired available-for-sale marketable equity securities	7	(2)	19	(11)	26	(13)
Total temporarily impaired available-for-sale securities	128,764	(3,376)	5,352	(568)	134,116	(3,944)
Other-than-temporarily impaired available-for-sale debt securities (1)
Mortgage-backed securities:
Non-agency residential	128	(11)	530	(439)	658	(450)
Other taxable securities	—	—	223	(116)	223	(116)
Tax-exempt securities	68	(8)	—	—	68	(8)
Total temporarily impaired and other-than-temporarily impaired securities (2)	$128,960	$(3,395)	$6,105	$(1,123)	$135,065	$(4,518)

(1)	Includes other-than-temporarily impaired AFS debt securities on which a portion of the OTTI loss remains in OCI.

(2)	At December 31, 2011 and 2010, the amortized cost of approximately 3,800 and 8,500 AFS securities exceeded their fair value by $1.7 billion and $4.5 billion.

Amortized Cost And Fair Value Of Corporations Investment [Table Text Block]

The amortized cost and fair value of the Corporation’s investment in AFS and held-to-maturity debt securities from FNMA, the Government National Mortgage Association (GNMA), FHLMC and U.S. Treasury securities where the investment exceeded 10 percent of consolidated shareholders’ equity at December 31, 2011 and 2010 are presented in the table below.

Selected Securities Exceeding 10 Percent of Shareholders’ Equity

	December 31
	2011		2010
(Dollars in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Fannie Mae	$87,898	$89,243	$123,662	$123,107
Government National Mortgage Association	102,960	106,200	72,863	74,305
Freddie Mac	26,617	27,129	30,523	30,822
U.S. Treasury securities	39,946	39,164	46,576	46,081

Expected Maturity Distribution

The expected maturity distribution of the Corporation’s MBS and the contractual maturity distribution of the Corporation’s other AFS debt securities, and the yields on the Corporation’s AFS debt securities portfolio at December 31, 2011 are summarized in the table below. Actual maturities may differ from the contractual or expected maturities since borrowers may have the right to prepay obligations with or without prepayment penalties.

Debt Securities Maturities

	December 31, 2011
	Due in One Year or Less		Due after One Year through Five Years		Due after Five Years through Ten Years		Due after Ten Years		Total
(Dollars in millions)	Amount	Yield (1)	Amount	Yield (1)	Amount	Yield (1)	Amount	Yield (1)	Amount	Yield (1)
Amortized cost of AFS debt securities
U.S. Treasury and agency securities	$556	4.90%	$767	5.40%	$2,377	5.30%	$39,733	2.70%	$43,433	2.80%
Mortgage-backed securities:
Agency	24	4.40	54,675	3.30	58,686	3.60	24,688	3.40	138,073	3.50
Agency-collateralized mortgage obligations	57	0.70	35,709	2.50	8,606	3.80	20	1.10	44,392	2.70
Non-agency residential	2,758	4.30	9,900	5.10	1,775	4.70	515	3.30	14,948	4.80
Non-agency commercial	227	4.90	4,484	6.80	64	6.80	119	7.60	4,894	6.80
Non-U.S. securities	2,271	0.50	2,429	4.80	172	2.50	—	—	4,872	4.70
Corporate bonds	586	1.70	1,353	2.10	901	2.40	153	1.20	2,993	2.10
Other taxable securities	2,228	1.20	7,364	1.30	1,811	1.90	1,486	1.10	12,889	1.40
Total taxable securities	8,707	2.37	116,681	3.25	74,392	3.65	66,714	2.93	266,494	3.29
Tax-exempt securities	54	2.40	1,046	1.80	857	2.40	2,721	0.30	4,678	1.04
Total amortized cost of AFS debt securities	$8,761	2.37	$117,727	3.23	$75,249	3.63	$69,435	2.83	$271,172	3.25
Total amortized cost of held-to-maturity debt securities (2)	$9	3.00	$60	2.90	$9,199	2.90	$25,997	3.00	$35,265	3.00
Fair value of AFS debt securities
U.S. Treasury and agency securities	$558		$794		$2,580		$38,932		$42,864
Mortgage-backed securities:
Agency	25		56,084		61,170		25,284		142,563
Agency-collateralized mortgage obligations	58		36,057		8,864		20		44,999
Non-agency residential	2,736		9,851		1,698		482		14,767
Non-agency commercial	229		5,079		72		142		5,522
Non-U.S. securities	2,270		2,476		174		—		4,920
Corporate bonds	590		1,354		945		146		3,035
Other taxable securities	2,228		7,373		1,796		1,481		12,878
Total taxable securities	8,694		119,068		77,299		66,487		271,548
Tax-exempt securities	54		1,040		853		2,656		4,603
Total fair value of AFS debt securities	$8,748		$120,108		$78,152		$69,143		$276,151
Total fair value of held-to-maturity debt securities (2)	$9		$60		$9,243		$26,130		$35,442

(1)
Average yield is computed using the effective yield of each security at the end of the period, weighted based on the amortized cost of each security. The effective yield considers the contractual coupon, amortization of premiums and accretion of discounts and excludes the effect of related hedging derivatives.

(2)	Substantially all U.S. agency securities.

Components of Realized Gains and Losses on Sales of Debt Securities

The gross realized gains and losses on sales of AFS debt securities for 2011, 2010 and 2009 are presented in the table below.

Gains and Losses on Sales of AFS Debt Securities

(Dollars in millions)	2011	2010	2009
Gross gains	$3,685	$3,995	$5,047
Gross losses	(311)	(1,469)	(324)
Net gains on sales of AFS debt securities	$3,374	$2,526	$4,723
Income tax expense attributable to realized net gains on sales of AFS debt securities	$1,248	$935	$1,748